Basis of presentation and significant accounting policies - Accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accounts receivable, net
Recoveries of losses from accounts receivable written-off in prior years	$ 60	$ 818	$ 501
Allowance for doubtful accounts
Changes in qualifying accounts
Balance at the beginning of the period	79	1,299	651
Charged to costs and expenses	380	311	805
Reversals / write offs	(24)	(1,531)	(157)
Balance at the end of the period	$ 435	$ 79	$ 1,299